Other operating expenses - Schedule of Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Operating Expenses [Abstract]
Selling and marketing	$ 12,895	$ 11,333
Other, net	3,766	1,426
Other operating expenses	$ 16,661	$ 12,759